COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
COMMITMENTS AND CONTINGENCIES.
Maximum term of non-cancellable leases	15 years
Rental expense under operating leases	$ 58,047,539	$ 41,668,122	$ 32,846,710
Future minimum payments under non-cancellable operating leases
February 2016	60,286,173
February 2017	51,011,851
February 2018	44,885,710
February 2019	37,426,994
February 2020	26,260,513
Thereafter	45,070,936
Total	$ 264,942,177